Property and Equipment, Net	12 Months Ended
Mar. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	March 31, 2024	March 31, 2023
Property and buildings	$3,122,152	$4,469,370
Leasehold improvements	3,674,485	4,262,580
Land	2,249,401	3,489,621
Equipment and furniture	2,355,674	2,723,113
Automobiles	158,925	364,916
Software	606,559	687,888
Subtotal	12,167,196	15,997,488
Less: accumulated depreciation	(3,153,369)	(3,058,890)
Property and equipment, net	$9,013,827	$12,938,598

Depreciation expense was $1,232,611, $1,226,496 and $1,217,455 for the fiscal years ended March 31, 2024, 2023, and 2022, respectively.

As of March 31, 2024 and 2023, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.2 million) as collateral to safeguard the Company’s bank borrowings from MUFG Bank (see Note 11).